Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, and Class I
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Tobias Welo serves as lead portfolio manager of Fidelity Advisor® Industrials Fund.

Janet Glazer serves as co-manager of Fidelity Advisor® Industrials Fund.

The following information supplements information for Fidelity Advisor® Industrials Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Industrials Fund ($605 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity Advisor® Industrials Fund beneficially owned by Ms. Glazer was none.

AFOC-AFOCIB-19-01 1.480127.149	March 5, 2019

Supplement to the
Fidelity Advisor Focus Funds®
Class Z
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Tobias Welo serves as lead portfolio manager of Fidelity Advisor® Industrials Fund.

Janet Glazer serves as co-manager of Fidelity Advisor® Industrials Fund.

The following information supplements information for Fidelity Advisor® Industrials Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Industrials Fund ($605 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity Advisor® Industrials Fund beneficially owned by Ms. Glazer was none.

AJSFZB-19-01 1.9893608.100	March 5, 2019